Taxes (Tables)	12 Months Ended
Jun. 30, 2020
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation

The following table reconciles the statutory rate to the Company’s effective tax rate:

	For the years ended June 30,
	2020	2019	2018
	%	%	%
Hong Kong Statutory income tax rate	16.5	16.5	16.5
Income not generated in Hong Kong	(16.8)	(8.9)	(15.3)
China statutory income tax rate	25.0	25.0	25.0
Effect of PRC preferential tax rate and tax holidays	(9.4)	(10.0)	(8.3)
Non-deductible permanent difference	1.0	0.7	(1.8)
Change in valuation allowance	(19.6)	-	-
Research and development tax credit	1.3	(2.0)	(0.9)
Effective tax rate	(2.0)	21.3	15.2

Schedule of Components of Income Tax Expense (Benefit)

The provision for income tax consists of the following:

	For the years ended June 30,
	2020	2019	2018
Current income tax provision	$25,423	$614,622	$938,119
Deferred income tax provision (benefit)	139,114	(234,326)	(12,747)
Total income tax expense	$164,537	$380,296	$925,372

Schedule of Deferred Tax Assets and Liabilities

The components of deferred tax assets as of June 30, 2020 and 2019 consist of the following:

	June 30, 2020	June 30, 2019
Deferred tax assets:
Net operating losses	$1,515,308	$234,319
Assets impairment reserve	233,759	21,137
Valuation allowance	(1,633,837)	-
Deferred tax assets, net	$115,230	$255,456

Schedule of Taxes Payable

The Company’s taxes payable consists of the following:

	June 30, 2020	June 30, 2019

Corporate income tax payable	2,813,014	2,907,079
Other tax payable	1,397	2,018
Total taxes payable	$2,814,411	$2,909,097